UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Sustainable Future Fund (formerly Putnam Multi-Cap Value Fund)

The fund's portfolio
1/31/18 (Unaudited)

COMMON STOCKS (93.2%)(a)
		Shares	Value

Aerospace and defense (5.7%)

Harris Corp.		34,400	$5,482,672

L3 Technologies, Inc.		34,686	7,369,388

Northrop Grumman Corp.		38,500	13,110,405

			25,962,465
Airlines (0.8%)

American Airlines Group, Inc.		64,600	3,509,072

			3,509,072
Banks (14.2%)

Bank of America Corp.		531,300	17,001,600

Citigroup, Inc.		118,200	9,276,336

East West Bancorp, Inc.		110,600	7,289,646

First Republic Bank		121,400	10,871,370

KeyCorp		349,600	7,481,440

Old National Bancorp		187,000	3,235,100

PacWest Bancorp		95,200	4,991,336

Regions Financial Corp.		138,100	2,655,663

Webster Financial Corp.		40,500	2,293,110

			65,095,601
Building products (1.3%)

Johnson Controls International PLC		71,649	2,803,625

Owens Corning		32,573	3,028,312

			5,831,937
Capital markets (7.5%)

E*Trade Financial Corp.(NON)		238,800	12,584,760

Goldman Sachs Group, Inc. (The)		26,400	7,072,296

Invesco, Ltd.		205,100	7,410,263

Piper Jaffray Cos.		79,200	7,310,160

			34,377,479
Chemicals (4.4%)

Celanese Corp. Ser. A		27,500	2,974,400

CF Industries Holdings, Inc.		70,400	2,987,776

Ecolab, Inc.		21,900	3,015,192

Olin Corp.		127,900	4,768,112

W.R. Grace & Co.		88,000	6,496,160

			20,241,640
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)		72,501	2,316,407

			2,316,407
Containers and packaging (2.7%)

Ball Corp.		209,900	8,034,972

Graphic Packaging Holding Co.		274,600	4,434,790

			12,469,762
Electric utilities (1.8%)

Exelon Corp.		208,400	8,025,484

			8,025,484
Electrical equipment (2.2%)

AMETEK, Inc.		133,975	10,222,293

			10,222,293
Electronic equipment, instruments, and components (0.7%)

Orbotech, Ltd. (Israel)(NON)		57,800	3,078,428

			3,078,428
Energy equipment and services (0.3%)

Transocean, Ltd. (Switzerland)(NON)(S)		122,800	1,325,012

			1,325,012
Equity real estate investment trusts (REITs) (1.1%)

Host Hotels & Resorts, Inc.(R)		235,700	4,893,132

			4,893,132
Food products (3.5%)

J.M. Smucker Co. (The)		31,500	3,997,035

Kraft Heinz Co. (The)		58,400	4,577,976

Pinnacle Foods, Inc.		123,096	7,624,566

			16,199,577
Health-care equipment and supplies (8.2%)

Becton Dickinson and Co.		54,923	13,342,994

Boston Scientific Corp.(NON)		351,600	9,830,736

Danaher Corp.		100,500	10,178,640

Dentsply Sirona, Inc.		71,400	4,341,834

			37,694,204
Hotels, restaurants, and leisure (1.6%)

Aramark		43,300	1,983,573

Hilton Worldwide Holdings, Inc.		41,000	3,511,650

Penn National Gaming, Inc.(NON)		52,400	1,672,084

			7,167,307
Household durables (0.8%)

PulteGroup, Inc.		120,200	3,825,966

			3,825,966
Independent power and renewable electricity producers (0.9%)

NRG Energy, Inc.		152,924	3,977,553

			3,977,553
Insurance (3.1%)

American International Group, Inc.		74,300	4,749,256

Assured Guaranty, Ltd.		107,600	3,829,484

Hartford Financial Services Group, Inc. (The)		96,634	5,678,214

			14,256,954
IT Services (5.8%)

DXC Technology Co.		185,300	18,446,615

Fidelity National Information Services, Inc.		79,300	8,117,148

			26,563,763
Leisure products (1.0%)

Brunswick Corp.		51,000	3,201,780

Hasbro, Inc.		13,800	1,305,066

			4,506,846
Life sciences tools and services (1.0%)

Agilent Technologies, Inc.		60,300	4,427,829

			4,427,829
Machinery (1.5%)

Dover Corp.		27,200	2,888,912

Milacron Holdings Corp.(NON)		102,300	1,940,631

Oshkosh Corp.		24,900	2,258,928

			7,088,471
Metals and mining (1.5%)

Alcoa Corp.(NON)		98,300	5,113,566

United States Steel Corp.(S)		51,400	1,922,874

			7,036,440
Multi-utilities (2.1%)

Ameren Corp.		89,280	5,055,926

CMS Energy Corp.		105,900	4,739,025

			9,794,951
Oil, gas, and consumable fuels (8.0%)

Anadarko Petroleum Corp.		57,100	3,428,855

Apache Corp.		59,400	2,665,278

ConocoPhillips		177,800	10,456,418

Devon Energy Corp.		38,100	1,576,197

Encana Corp. (Canada)		386,900	4,789,822

EOG Resources, Inc.		74,100	8,521,500

EQT Corp.		20,500	1,112,945

Marathon Oil Corp.		227,100	4,130,949

			36,681,964
Pharmaceuticals (2.8%)

Allergan PLC		4,800	865,248

Jazz Pharmaceuticals PLC(NON)		70,900	10,332,966

Medicines Co. (The)(NON)(S)		50,000	1,656,500

			12,854,714
Road and rail (4.0%)

Norfolk Southern Corp.		33,100	4,994,128

Union Pacific Corp.		100,400	13,403,400

			18,397,528
Semiconductors and semiconductor equipment (0.3%)

Lam Research Corp.		7,000	1,340,640

			1,340,640
Software (0.9%)

Micro Focus International PLC ADR (United Kingdom)(NON)		143,800	4,348,512

			4,348,512
Specialty retail (2.0%)

Gap, Inc. (The)		68,000	2,260,320

Michaels Cos., Inc. (The)(NON)(S)		116,370	3,126,862

Tiffany & Co.		200	21,330

TJX Cos., Inc. (The)		45,162	3,627,412

			9,035,924
Technology hardware, storage, and peripherals (1.0%)

Xerox Corp.		127,550	4,353,282

			4,353,282

Total common stocks (cost $313,077,966)			$426,901,137

SHORT-TERM INVESTMENTS (7.3%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.57%(AFF)	Shares	4,138,950	$4,138,950

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	28,477,942	28,477,942

U.S. Treasury Bills 1.425%, 4/26/18(SEG)		$68,000	67,774

U.S. Treasury Bills 1.440%, 5/10/18(SEG)		276,000	274,912

U.S. Treasury Bills 1.441%, 4/19/18(SEG)		500,000	498,516

Total short-term investments (cost $33,458,093)			$33,458,094

TOTAL INVESTMENTS

Total investments (cost $346,536,059)			$460,359,231

FUTURES CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	96	$13,554,288	$13,563,840	Mar-18	$70,759
S&P Mid Cap 400 Index E-Mini (Long)	44	8,597,468	8,598,480	Mar-18	(79,354)

Unrealized appreciation					70,759

Unrealized (depreciation)					(79,354)

Total					$(8,595)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $457,916,232.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 4/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$15,428,075	$148,642,481	$159,931,606	$200,621	$4,138,950
	Putnam Short Term Investment Fund**	18,722,935	111,163,430	101,408,423	148,565	28,477,942
	Total Short-term investments	$34,151,010	$259,805,911	$261,340,029	$349,186	$32,616,892
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,138,950, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,947,207.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $800,307.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$24,536,043	$—	$—
Consumer staples	16,199,577	—	—
Energy	38,006,976	—	—
Financials	113,730,034	—	—
Health care	54,976,747	—	—
Industrials	71,011,766	—	—
Information technology	39,684,625	—	—
Materials	42,064,249	—	—
Real estate	4,893,132	—	—
Utilities	21,797,988	—	—
Total common stocks	426,901,137	—	—
Short-term investments	28,477,942	4,980,152	—

Totals by level	$455,379,079	$4,980,152	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(8,595)	$—	$—

Totals by level	$(8,595)	$—	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$70,759	$79,354

Total	$70,759	$79,354

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		80
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018